INVESTMENT IN A JOINT VENTURE - Particulars of the joint venture (Details) ¥ in Millions	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Disclosure of joint ventures [line items]
Nominal value of ordinary shares issued and paid-up/registered capital	¥ 43,081	$ 6,621,000,000	¥ 43,081
Bridas Corporation [member]
Disclosure of joint ventures [line items]
Name of entity	Bridas Corporation
Place of establishment	British Virgin Islands
Nominal value of ordinary shares issued and paid-up/registered capital		$ 102,325,582
Percentage of equity attributable to the Group	50.00%